Average Annual Total Returns - Great-West US Government Securities Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	6.37%	3.51%		3.07%	May 01, 2015	6.36%	3.49%		3.08%	5.87%	3.15%	2.87%		6.36%	3.49%	3.16%